Long-term Investments - Carrying Value of Equity Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total carrying value of the equity securities
Initial cost basis	$ 824,481	$ 689,724
Upward adjustments	92,736	92,736
Downward adjustments	(618,408)	(579,719)
Foreign currency translation	(2,834)	(1,451)
Total carrying value at the end of the period	$ 295,975	$ 201,290